Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2019		2018		2017
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	3,429,873	Ps.	2,978,559	Ps.	2,382,345
Receivables, net	Credit and exchange rate		757,756		696,566		630,757

		December 31,
Financial liabilities	Risk classification	2019		2018		2017
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,549,575	Ps.	4,593,223	Ps.	4,644,387
Trade accounts payable(1)	Liquidity		196,791		208,729		249,507
Accrued interest	Liquidity		42,438		40,227		69,125
Short-term and long-term financial leasing	Liquidity		220,860		28,806		37,450
Accounts payable to related parties	Liquidity		187,515		226,202		130,022
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps.12,883, Ps. 8,218 and Ps.6,475 as of December 31, 2019, 2018 and 2017, respectively.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2019		2018		2017		2019		2018		2017
U.S. dollars	U.S.$	(10,059)	U.S.$	(13,185)	U.S.$	(15,631)	U.S.$	77,273	U.S.$	67,129	U.S.$	41,001

Schedule of transactions in U.S. dollars

	December 31,
	2019		2018		2017
Technical assistance	U.S.$	7,954	U.S.$	8,781	U.S.$	6,863
Insurance		935		2,227		2,295
Purchase of machinery and maintenance		7,685		9,527		16,562
Software		443		437		1,722
Professional services, fees and subscriptions		702		2,147		968
Other		4,303		8,043		6,437

Schedule of pertinent exchange rate information

	December 31,
	2019		2018		2017
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	18.8727	Ps.	19.6566	Ps.	19.7354

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

							2027 and
As of December 31, 2019	2020		2021-2023		2024-2026		subsequently		Total
Long-term debt	Ps.	36,851	Ps.	4,512,724	Ps.	—	Ps.	—	Ps.	4,549,575
Interest(1)		308,630		306,760		—		—		615,390
Trade accounts payable		256,228		—		—		—		256,228
Interest Payable		42,438		—		—		—		42,438
Lease Liabilities		72,320		73,975		46,893		27,672		220,860
Accounts payable with related parties		187,515		—		—		—		187,515
Total	Ps.	903,982	Ps.	4,893,459	Ps.	46,893	Ps.	27,672	Ps.	5,872,006

							2026 and
As of December 31, 2018	2019		2020-2022		2023-2025		subsequently		Total
Long-term debt	Ps.	41,425	Ps.	3,051,798	Ps.	1,500,000	Ps.	—	Ps.	4,593,223
Interest(1)		309,877		596,259		19,680		—		925,816
Trade accounts payable		208,729		—		—		—		208,729
Interests payable		40,227		—		—		—		40,227
Accounts payable with related parties		226,202		—		—		—		226,202
Total	Ps.	826,460	Ps.	3,648,057	Ps.	1,519,680	Ps.	—	Ps.	5,994,197

							2025 and
As of December 31, 2017	2018		2019-2021		2022-2024		subsequently		Total
Long-term debt	Ps.	50,852	Ps.	3,093,535	Ps.	1,500,000	Ps.	—	Ps.	4,644,387
Interest(1)		310,710		806,984		118,078		—		1,235,772
Trade accounts payable		249,507		—		—		—		249,507
Interests Payable		69,125		—		—		—		69,125
Accounts payable with related parties		130,022		—		—		—		130,022
Total	Ps.	810,216	Ps.	3,900,519	Ps.	1,618,078	Ps.	—	Ps.	6,328,813
(1)

The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.18.8727, Ps.19.6566 and Ps.19.7354(as of December 31, 2019, 2018 and 2017, respectively) per U.S.$1.00.

Schedule of fair value and carrying value of long term debt

December 31, 2019				December 31, 2018				December 31, 2017
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,594,575	Ps.	4,517,336	Ps.	4,593,223	Ps.	4,326,267	Ps.	4,644,387	Ps.	4,465,684

	Hierarchy of fair value as of December 31, 2019
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,371,570	Ps.	145,766	Ps.	—	Ps.	4,517,336

	Hierarchy of fair value as of December 31, 2018
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,129,695	Ps.	196,572	Ps.	—	Ps.	4,326,267

	Hierarchy of fair value as of December 31, 2017
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,246,875	Ps.	218,809	Ps.	—	Ps.	4,465,684

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties.